GOING CONCERN (Details Textual) - USD ($)		12 Months Ended
	Nov. 14, 2016	Dec. 31, 2016	Dec. 31, 2015
Retained Earnings (Accumulated Deficit)		$ (2,847,511)	$ (1,345,307)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		(1,466,776)	(573,461)
Proceeds from Issuance of Common Stock		366,455	41,630
Proceeds from Convertible Debt	$ 557,513	400,357	$ 325,000
Maximum [Member]
Proceeds from Convertible Debt	1,500,000
Proceeds from Issuance or Sale of Equity	$ 937,063	$ 937,063